Accrued Liabilities (Details) - Schedule of accrued liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Liabilities [Abstract]
Sales and other taxes payable	$ 17,250	$ 24,512
Accrued personnel	13,474	21,132
Allowance for sales returns	8,664	9,102
Accrued freight expense	2,522	6,625
Accrued advertising expense	2,513	3,392
Accrued legal expense	1,996	3,338
Accrued inventory	1,374	2,647
Other	3,210	3,941
Total accrued liabilities	$ 51,003	$ 74,689